Condensed Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement of Financial Position [Abstract]
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued	15,000,000	15,000,000	15,000,000
Common stock, shares outstanding	15,000,000	15,000,000	15,000,000